Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
November 30, 2021
LDE-NPRT1-0122
1.9887645.103

Schedule of Investments November 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 90.1%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.640% 0.689% 3/25/24 (b)(c)		$ 550,000	$ 550,319
3 month U.S. LIBOR + 1.180% 1.294% 6/12/24 (b)(c)		1,470,000	1,498,455
Verizon Communications, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.790% 0.839% 3/20/26 (b)(c)		880,000	891,708
3 month U.S. LIBOR + 1.000% 1.118% 3/16/22 (b)(c)		1,095,000	1,098,022
3 month U.S. LIBOR + 1.100% 1.256% 5/15/25 (b)(c)		1,513,000	1,541,096
			5,579,600
Interactive Media & Services – 0.4%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 1.031% 4/11/24 (b)(c)(d)		600,000	599,737
3 month U.S. LIBOR + 0.910% 1.031% 4/11/24 (b)(c)		200,000	199,913
			799,650
Media – 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 1.782% 2/1/24 (b)(c)		538,000	550,191
Comcast Corp. 3 month U.S. LIBOR + 0.630% 0.754% 4/15/24 (b)(c)		831,000	840,099
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.506% 3/4/22 (b)(c)		734,000	734,664
			2,124,954
TOTAL COMMUNICATION SERVICES	8,504,204
CONSUMER DISCRETIONARY – 3.8%
Automobiles – 3.5%
BMW U.S. Capital LLC 3 month U.S. LIBOR + 0.530% 0.657% 4/14/22 (b)(c)(d)		584,000	584,873
BMW US Capital LLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.43% 8/12/24 (b)(c)(d)		1,900,000	1,909,866

		Principal Amount(a)	Value

Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 0.985% 5/4/23 (b)(c)(d)		$ 900,000	$ 908,007
3 month U.S. LIBOR + 0.900% 1.056% 2/15/22 (b)(c)(d)		450,000	450,692
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.760% 0.809% 3/8/24 (b)(c)		840,000	843,204
3 month U.S. LIBOR + 0.990% 1.123% 1/5/23 (b)(c)		561,000	563,969
3 month U.S. LIBOR + 1.550% 1.677% 1/14/22 (b)(c)		1,798,000	1,800,372
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.640% 0.755% 3/8/24 (b)(c)(d)		600,000	599,460
3 month U.S. LIBOR + 0.690% 0.822% 9/28/22 (b)(c)(d)		370,000	370,290
3 month U.S. LIBOR + 0.890% 1.012% 1/13/22 (b)(c)(d)		50,000	50,031
			8,080,764
Internet & Direct Marketing Retail – 0.2%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 0.999% 1/30/23 (b)(c)		535,000	539,174
Specialty Retail – 0.1%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.481% 3/1/22 (b)(c)		116,000	116,106
TOTAL CONSUMER DISCRETIONARY	8,736,044
CONSUMER STAPLES – 0.7%
Beverages – 0.1%
PepsiCo, Inc. 3 month U.S. LIBOR + 0.365% 0.497% 5/2/22 (b)(c)		184,000	184,268
Food & Staples Retailing – 0.1%
Reckitt Benckiser Treasury Services PLC 3 month U.S. LIBOR + 0.560% 0.689% 6/24/22 (b)(c)(d)		200,000	200,512
Food Products – 0.3%
General Mills, Inc. 3 month U.S. LIBOR + 1.010% 1.132% 10/17/23 (b)(c)		792,000	804,425
Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 1.036% 8/15/22 (b)(c)		438,000	439,595
TOTAL CONSUMER STAPLES	1,628,800

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
ENERGY – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 0.772% 9/19/22 (b)(c)		$ 39,000	$ 39,159
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.599% 3/3/22 (b)(c)		1,562,000	1,563,240
3 month U.S. LIBOR + 0.530% 0.649% 3/3/22 (b)(c)		44,000	44,039
3 month U.S. LIBOR + 0.900% 1.05% 5/11/23 (b)(c)		750,000	757,318
Chevron USA, Inc. 3 month U.S. LIBOR + 0.200% 0.354% 8/11/23 (b)(c)		160,000	160,021
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 1.056% 5/15/22 (b)(c)		716,000	718,489
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.400% 0.45% 2/17/23 (b)(c)		1,040,000	1,039,719
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.330% 0.485% 8/16/22 (b)(c)		1,450,000	1,453,044
3 month U.S. LIBOR + 0.370% 0.486% 3/6/22 (b)(c)		52,000	52,050
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 0.556% 11/13/23 (b)(c)		695,000	698,383
TOTAL ENERGY	6,525,462
FINANCIALS – 66.0%
Banks – 41.9%
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 1.086% 6/14/23 (b)(c)(d)		1,200,000	1,214,710
Banco Santander SA 3 month U.S. LIBOR + 1.560% 1.681% 4/11/22 (b)(c)		400,000	402,049
Bank of America Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 0.78% 10/24/24 (b)(c)		1,010,000	1,016,728
3 month U.S. LIBOR + 0.790% 0.906% 3/5/24 (b)(c)		1,130,000	1,137,074
3 month U.S. LIBOR + 0.770% 0.91% 2/5/26 (b)(c)		1,161,000	1,174,271
3 month U.S. LIBOR + 0.960% 1.084% 7/23/24 (b)(c)		1,672,000	1,692,370
3 month U.S. LIBOR + 1.000% 1.124% 4/24/23 (b)(c)		2,866,000	2,875,100

	Principal Amount(a)	Value

3 month U.S. LIBOR + 1.160% 1.292% 1/20/23 (b)(c)	$ 782,000	$ 783,163
Bank of Montreal:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 0.319% 4/14/23 (b)(c)	550,000	550,534
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.369% 7/9/24 (b)(c)	1,560,000	1,554,997
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.680% 0.729% 3/10/23 (b)(c)	3,500,000	3,518,690
3 month U.S. LIBOR + 0.630% 0.744% 9/11/22 (b)(c)	440,000	441,980
Bank of Nova Scotia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.43% 7/31/24 (b)(c)	1,400,000	1,399,332
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.545% 0.595% 3/2/26 (b)(c)	1,079,000	1,079,688
3 month U.S. LIBOR + 0.620% 0.742% 9/19/22 (b)(c)	1,264,000	1,269,514
3 month U.S. LIBOR + 0.640% 0.756% 3/7/22 (b)(c)	250,000	250,385
Banque Federative du Credit Mutuel SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.410% 0.459% 2/4/25 (b)(c)(d)	1,030,000	1,028,846
3 month U.S. LIBOR + 0.960% 1.092% 7/20/23 (b)(c)(d)	600,000	607,786
Barclays PLC:
3 month U.S. LIBOR + 1.380% 1.535% 5/16/24 (b)(c)	1,550,000	1,568,645
3 month U.S. LIBOR + 1.430% 1.586% 2/15/23 (b)(c)	1,200,000	1,202,638
BPCE SA:
3 month U.S. LIBOR + 0.880% 1.051% 5/31/22 (b)(c)	750,000	752,622
3 month U.S. LIBOR + 1.240% 1.354% 9/12/23 (b)(c)(d)	250,000	254,111
3 month U.S. LIBOR + 1.220% 1.38% 5/22/22 (b)(c)(d)	250,000	251,292
Canadian Imperial Bank of Commerce:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.449% 12/14/23 (b)(c)	1,834,000	1,836,635
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.420% 0.469% 10/18/24 (b)(c)	290,000	289,831

Quarterly Report	3

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.660% 0.774% 9/13/23 (b)(c)	$ 654,000	$ 659,242
3 month U.S. LIBOR + 0.720% 0.838% 6/16/22 (b)(c)	116,000	116,417
Citigroup, Inc.:
3 month U.S. LIBOR + 0.950% 1.074% 7/24/23 (b)(c)	908,000	911,539
3 month U.S. LIBOR + 1.023% 1.194% 6/1/24 (b)(c)	1,287,000	1,302,681
3 month U.S. LIBOR + 1.100% 1.258% 5/17/24 (b)(c)	1,164,000	1,177,536
3 month U.S. LIBOR + 1.250% 1.381% 7/1/26 (b)(c)	990,000	1,013,271
3 month U.S. LIBOR + 1.430% 1.601% 9/1/23 (b)(c)	1,078,000	1,087,490
Commonwealth Bank of Australia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.449% 7/7/25 (b)(c)(d)	1,500,000	1,502,985
3 month U.S. LIBOR + 0.680% 0.802% 9/18/22 (b)(c)(d)	351,000	352,710
3 month U.S. LIBOR + 0.700% 0.816% 3/10/22 (b)(c)(d)	1,575,000	1,577,701
3 month U.S. LIBOR + 0.700% 0.818% 3/16/23 (b)(c)(d)	852,000	859,227
3 month U.S. LIBOR + 0.820% 0.936% 6/4/24 (b)(c)(d)	103,000	104,723
Cooperatieve Rabobank UA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 0.349% 1/12/24 (b)(c)	1,146,000	1,146,904
3 month U.S. LIBOR + 0.480% 0.604% 1/10/23 (b)(c)	1,000,000	1,004,577
Credit Suisse AG U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.43% 8/9/23 (b)(c)	1,500,000	1,498,982
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 1.174% 9/12/23 (b)(c)(d)	800,000	806,728
Federation des Caisses Desjardins du Quebec U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.430% 0.48% 5/21/24 (b)(c)(d)	510,000	509,618
HSBC Holdings PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 0.63% 11/22/24 (b)(c)	760,000	760,000
3 month U.S. LIBOR + 1.000% 1.16% 5/18/24 (b)(c)	800,000	807,303

	Principal Amount(a)	Value

3 month U.S. LIBOR + 1.230% 1.344% 3/11/25 (b)(c)	$ 1,200,000	$ 1,220,911
3 month U.S. LIBOR + 1.500% 1.633% 1/5/22 (b)(c)	1,000,000	1,001,334
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 1.13% 10/2/23 (b)(c)	1,000,000	1,014,032
3 month U.S. LIBOR + 1.150% 1.282% 3/29/22 (b)(c)	200,000	200,654
JPMorgan Chase & Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.535% 0.585% 6/1/25 (b)(c)	210,000	210,396
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 0.629% 3/16/24 (b)(c)	1,860,000	1,866,803
3 month U.S. LIBOR + 0.730% 0.854% 4/23/24 (b)(c)	510,000	512,346
3 month U.S. LIBOR + 0.850% 0.971% 1/10/25 (b)(c)	702,000	709,147
3 month U.S. LIBOR + 0.890% 1.014% 7/23/24 (b)(c)	566,000	570,572
3 month U.S. LIBOR + 0.900% 1.024% 4/25/23 (b)(c)	320,000	320,810
3 month U.S. LIBOR + 1.000% 1.124% 1/15/23 (b)(c)	178,000	178,195
3 month U.S. LIBOR + 1.230% 1.354% 10/24/23 (b)(c)	2,602,000	2,624,912
KeyBank N.A. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.37% 6/14/24 (b)(c)	340,000	339,549
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 0.911% 3/2/23 (b)(c)	306,000	307,857
3 month U.S. LIBOR + 0.790% 0.914% 7/25/22 (b)(c)	3,074,000	3,086,878
3 month U.S. LIBOR + 0.860% 0.985% 7/26/23 (b)(c)	1,072,000	1,082,684
3 month U.S. LIBOR + 0.920% 1.08% 2/22/22 (b)(c)	1,140,000	1,141,481
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.630% 0.81% 5/25/24 (b)(c)	1,500,000	1,504,027
3 month U.S. LIBOR + 0.790% 0.906% 3/5/23 (b)(c)	600,000	604,212
3 month U.S. LIBOR + 0.840% 0.962% 7/16/23 (b)(c)	800,000	803,349
3 month U.S. LIBOR + 0.880% 0.994% 9/11/22 (b)(c)	400,000	402,032
3 month U.S. LIBOR + 1.000% 1.114% 9/11/24 (b)(c)	800,000	809,391
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.940% 1.116% 2/28/22 (b)(c)	$ 1,500,000	$ 1,502,985
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.720% 0.88% 5/22/22 (b)(c)(d)	1,000,000	1,003,259
Natwest Group PLC:
3 month U.S. LIBOR + 1.470% 1.626% 5/15/23 (b)(c)	200,000	200,942
3 month U.S. LIBOR + 1.550% 1.682% 6/25/24 (b)(c)	200,000	203,530
PNC Bank N.A.:
3 month U.S. LIBOR + 0.325% 0.495% 2/24/23 (b)(c)	1,250,000	1,250,922
3 month U.S. LIBOR + 0.500% 0.635% 7/27/22 (b)(c)	250,000	250,756
Royal Bank of Canada:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 0.389% 10/7/24 Series MTN (b)(c)	780,000	778,268
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.45% 8/5/22 (b)(c)	1,490,000	1,492,789
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.50% 10/26/23 (b)(c)	810,000	813,398
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.525% 0.574% 1/20/26 (b)(c)	792,000	789,220
3 month U.S. LIBOR + 0.470% 0.599% 4/29/22 (b)(c)	1,884,000	1,887,148
3 month U.S. LIBOR + 0.660% 0.793% 10/5/23 (b)(c)	860,000	867,831
Standard Chartered PLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.250% 1.299% 10/14/23 (b)(c)(d)	300,000	302,217
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 0.862% 10/18/22 to 1/17/23 (b)(c)	392,000	394,112
3 month U.S. LIBOR + 0.780% 0.901% 7/12/22 (b)(c)	18,000	18,075
3 month U.S. LIBOR + 0.800% 0.922% 10/16/23 (b)(c)	268,000	271,054
3 month U.S. LIBOR + 0.860% 0.984% 7/19/23 (b)(c)	1,932,000	1,951,369
Swedbank AB 3 month U.S. LIBOR + 0.700% 0.816% 3/14/22 (b)(c)(d)	400,000	400,639

	Principal Amount(a)	Value

The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.240% 0.289% 1/6/23 (b)(c)	$ 410,000	$ 410,319
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.350% 0.399% 9/10/24 (b)(c)	950,000	950,528
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.355% 0.404% 3/4/24 (b)(c)	1,000,000	1,001,188
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.53% 1/27/23 (b)(c)	980,000	983,343
3 month U.S. LIBOR + 0.640% 0.764% 7/19/23 (b)(c)	793,000	799,126
Truist Bank U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 0.249% 1/17/24 (b)(c)	1,500,000	1,499,265
Truist Financial Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.449% 6/9/25 (b)(c)	860,000	857,567
U.S. Bank N.A. 3 month U.S. LIBOR + 0.180% 0.31% 1/21/22 (b)(c)	250,000	250,007
UniCredit SpA 3 month U.S. LIBOR + 3.900% 4.027% 1/14/22 (b)(c)(d)	1,050,000	1,054,328
Wells Fargo & Co.:
3 month U.S. LIBOR + 1.110% 1.234% 1/24/23 (b)(c)	137,000	137,209
3 month U.S. LIBOR + 1.230% 1.359% 10/31/23 (b)(c)	2,536,000	2,560,177
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.390% 0.512% 1/13/23 (b)(c)	500,000	501,755
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 0.569% 6/3/26 (b)(c)	1,060,000	1,065,268
3 month U.S. LIBOR + 0.570% 0.691% 1/11/23 (b)(c)	1,328,000	1,335,454
3 month U.S. LIBOR + 0.710% 0.842% 6/28/22 (b)(c)	846,000	849,368
3 month U.S. LIBOR + 0.720% 0.876% 5/15/23 (b)(c)	699,000	704,599
3 month U.S. LIBOR + 0.770% 0.95% 2/26/24 (b)(c)	172,000	174,262
3 month U.S. LIBOR + 0.850% 0.971% 1/11/22 (b)(c)	758,000	758,651
		96,135,125

Quarterly Report	5

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Capital Markets – 10.0%
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 1.316% 12/14/23 (b)(c)(d)	$ 1,260,000	$ 1,270,922
3 month U.S. LIBOR + 1.240% 1.354% 6/12/24 (b)(c)(d)	1,000,000	1,011,848
Goldman Sachs Group, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.549% 9/10/24 (b)(c)	1,330,000	1,332,314
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 0.629% 3/8/24 (b)(c)	2,330,000	2,332,377
3 month U.S. LIBOR + 0.750% 0.914% 2/23/23 (b)(c)	415,000	417,069
3 month U.S. LIBOR + 1.000% 1.124% 7/24/23 (b)(c)	906,000	909,558
3 month U.S. LIBOR + 1.050% 1.166% 6/5/23 (b)(c)	304,000	305,020
3 month U.S. LIBOR + 1.600% 1.776% 11/29/23 (b)(c)	2,656,000	2,722,311
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.75% 1/20/23 (b)(c)	2,560,000	2,561,664
3 month U.S. LIBOR + 1.220% 1.364% 5/8/24 (b)(c)	1,192,000	1,208,273
3 month U.S. LIBOR + 1.400% 1.524% 10/24/23 (b)(c)	4,097,000	4,142,199
The Bank of New York Mellon Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 0.25% 10/25/24 Series MTN (b)(c)	150,000	149,450
3 month U.S. LIBOR + 1.050% 1.179% 10/30/23 (b)(c)	1,115,000	1,123,308
The Charles Schwab Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.549% 3/18/24 (b)(c)	1,503,000	1,507,350
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 0.57% 5/13/26 (b)(c)	180,000	180,628
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.106% 8/15/23 (b)(c)(d)	600,000	603,135
3 month U.S. LIBOR + 1.530% 1.662% 2/1/22 (b)(c)(d)	1,200,000	1,203,044
		22,980,470

	Principal Amount(a)	Value

Consumer Finance – 4.8%
American Express Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.650% 0.70% 11/4/26 (b)(c)	$ 550,000	$ 551,556
3 month U.S. LIBOR + 0.620% 0.78% 5/20/22 (b)(c)	294,000	294,158
3 month U.S. LIBOR + 0.650% 0.826% 2/27/23 (b)(c)	26,000	26,161
3 month U.S. LIBOR + 0.750% 0.891% 8/3/23 (b)(c)	1,424,000	1,437,618
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.370% 0.516% 5/10/23 (b)(c)	660,000	661,403
3 month U.S. LIBOR + 0.420% 0.535% 9/8/23 (b)(c)	900,000	903,937
3 month U.S. LIBOR + 0.540% 0.672% 6/27/22 (b)(c)	398,000	398,968
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.720% 0.849% 1/30/23 (b)(c)	1,264,000	1,270,398
3 month U.S. LIBOR + 0.950% 1.066% 3/9/22 (b)(c)	264,000	264,376
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 1.080% 1.221% 8/3/22 (b)(c)	200,000	199,800
3 month U.S. LIBOR + 1.235% 1.391% 2/15/23 (b)(c)	600,000	598,501
Toyota Motor Credit Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.260% 0.309% 6/18/24 (b)(c)	1,500,000	1,495,369
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 0.389% 10/14/22 (b)(c)	1,259,000	1,259,808
3 month U.S. LIBOR + 0.480% 0.595% 9/8/22 (b)(c)	1,740,000	1,744,888
		11,106,941
Diversified Financial Services – 3.6%
Credit Agricole SA:
3 month U.S. LIBOR + 1.020% 1.144% 4/24/23 (b)(c)(d)	250,000	252,589
3 month U.S. LIBOR + 1.430% 1.551% 1/10/22 (b)(c)(d)	1,250,000	1,251,959
Deutsche Bank AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.55% 11/8/23 (b)(c)	600,000	599,274
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.219% 1.269% 11/16/27 (b)(c)	500,000	498,500
3 month U.S. LIBOR + 1.190% 1.345% 11/16/22 (b)(c)	700,000	704,403
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 1.230% 1.406% 2/27/23 (b)(c)	$ 100,000	$ 100,916
Macquarie Group Ltd.:
3 month U.S. LIBOR + 1.020% 1.196% 11/28/23 (b)(c)(d)	414,000	416,642
3 month U.S. LIBOR + 1.350% 1.482% 3/27/24 (b)(c)(d)	678,000	686,136
NatWest Markets PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.530% 0.58% 8/12/24 (b)(c)(d)	500,000	500,680
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.662% 1.711% 9/29/22 (b)(c)(d)	420,000	424,884
UBS AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.37% 6/1/23 (b)(c)(d)	450,000	450,135
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.41% 2/9/24 (b)(c)(d)	1,651,000	1,654,990
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.50% 8/9/24 (b)(c)(d)	740,000	742,610
		8,283,718
Insurance – 5.7%
AIG Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.429% 12/15/23 (b)(c)(d)	494,000	494,305
Athene Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.560% 0.61% 8/19/24 (b)(c)(d)	1,000,000	998,825
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.75% 5/24/24 (b)(c)(d)	1,400,000	1,401,886
Jackson National Life Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 0.649% 1/6/23 (b)(c)(d)	380,000	381,602
3 month U.S. LIBOR + 0.730% 0.862% 6/27/22 (b)(c)(d)	978,000	981,835
MassMutual Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.409% 4/12/24 (b)(c)(d)	1,430,000	1,435,397

		Principal Amount(a)	Value

Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.369% 1/7/24 (b)(c)(d)		$ 2,844,000	$ 2,840,869
New York Life Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.310% 0.36% 4/26/24 (b)(c)(d)		280,000	280,612
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.409% 10/21/23 (b)(c)(d)		870,000	871,444
3 month U.S. LIBOR + 0.280% 0.41% 1/21/22 (b)(c)(d)		1,234,000	1,234,394
3 month U.S. LIBOR + 0.520% 0.636% 6/10/22 (b)(c)(d)		1,010,000	1,012,619
Northwestern Mutual Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.379% 3/25/24 (b)(c)(d)		424,000	425,094
Pacific Life Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.620% 0.669% 6/4/26 (b)(c)(d)		760,000	765,305
			13,124,187
TOTAL FINANCIALS	151,630,441
HEALTH CARE – 3.3%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 1.148% 6/6/22 (b)(c)		479,000	481,227
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 0.886% 6/15/22 (b)(c)		406,000	407,100
			888,327
Health Care Providers & Services – 0.2%
Cigna Corp. 3 month U.S. LIBOR + 0.890% 1.014% 7/15/23 (b)(c)		390,000	393,375
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.390% 0.439% 10/18/23 (b)(c)		2,180,000	2,180,980
Pharmaceuticals – 1.8%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 0.81% 11/21/22 (b)(c)		880,000	884,390
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 0.823% 8/17/23 (b)(c)		949,000	956,259

Quarterly Report	7

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 1.010% 1.126% 12/15/23 (b)(c)(d)		$ 1,372,000	$ 1,384,664
Bristol-Myers Squibb Co. 3 month U.S. LIBOR + 0.380% 0.535% 5/16/22 (b)(c)		306,000	306,538
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 0.446% 9/15/23 (b)(c)		180,000	180,583
Roche Holdings, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.240% 0.289% 3/5/24 (b)(c)(d)		311,000	311,569
			4,024,003
TOTAL HEALTH CARE	7,486,685
INDUSTRIALS – 2.8%
Air Freight & Logistics – 0.4%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 0.535% 5/16/22 (b)(c)		696,000	696,682
3 month U.S. LIBOR + 0.450% 0.581% 4/1/23 (b)(c)		366,000	367,339
			1,064,021
Industrial Conglomerates – 0.9%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 1.116% 3/15/23 (b)(c)		843,000	850,362
3 month U.S. LIBOR + 1.000% 1.124% 4/15/23 (b)(c)		415,000	418,453
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.514% 8/8/22 (b)(c)		810,000	811,060
			2,079,875
Machinery – 1.5%
Caterpillar Financial Services Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 0.319% 9/13/24 (b)(c)		1,690,000	1,690,117
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.480% 0.595% 9/8/22 (b)(c)		1,475,000	1,480,164
3 month U.S. LIBOR + 0.550% 0.666% 6/7/23 (b)(c)		200,000	201,295
			3,371,576
TOTAL INDUSTRIALS	6,515,472

		Principal Amount(a)	Value
INFORMATION TECHNOLOGY – 0.9%
Semiconductors & Semiconductor Equipment – 0.2%
Intel Corp. 3 month U.S. LIBOR + 0.350% 0.504% 5/11/22 (b)(c)		$ 240,000	$240,343
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 0.859% 1/30/23 (b)(c)		240,000	241,873
			482,216
Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 0.50% 5/11/22 (b)(c)		506,000	506,708
3 month U.S. LIBOR + 0.500% 0.643% 2/9/22 (b)(c)		1,123,000	1,123,964
			1,630,672
TOTAL INFORMATION TECHNOLOGY	2,112,888
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 1.266% 11/15/23 (b)(c)		252,000	255,718
U.S. GOVERNMENT AGENCY – 1.2%
U.S. Treasury Obligations – 1.2%
U.S. Treasury Notes 0.875% 11/15/30		2,900,000	2,772,558
UTILITIES – 4.7%
Electric Utilities – 0.8%
Duke Energy Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 0.299% 6/10/23 (b)(c)		432,000	431,781
3 month U.S. LIBOR + 0.650% 0.764% 3/11/22 (b)(c)		920,000	921,079
The Southern Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.370% 0.42% 5/10/23 (b)(c)		455,000	454,258
			1,807,118
Multi-Utilities – 3.9%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.646% 9/15/23 (b)(c)		1,680,000	1,680,388
Eversource Energy U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 0.30% 8/15/23 (b)(c)		375,000	374,497
8	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
UTILITIES – continued
Multi-Utilities – continued
Florida Power & Light Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 0.30% 5/10/23 (b)(c)		$ 512,000	$ 511,673
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.43% 2/22/23 (b)(c)		2,108,000	2,104,585
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.45% 11/3/23 (b)(c)		1,450,000	1,447,412
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.540% 0.59% 3/1/23 (b)(c)		750,000	752,152
3 month U.S. LIBOR + 0.720% 0.898% 2/25/22 (b)(c)		532,000	532,808
Pacific Gas and Electric Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.150% 1.20% 11/14/22 (b)(c)		500,000	500,479
PPL Electric Utilities Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.379% 6/24/24 (b)(c)		585,000	584,924
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.466% 9/14/23 (b)(c)		420,000	419,626
			8,908,544
TOTAL UTILITIES	10,715,662
TOTAL NONCONVERTIBLE BONDS (Cost $206,619,160)	206,883,934
U.S. Treasury Obligations – 8.7%

U.S. Treasury Bonds:
1.25% 8/15/31		2,040,000	2,007,169
1.375% 11/15/31		920,000	914,394
5.25% 2/15/29		2,000	2,536
6.125% 11/15/27		1,000	1,281

		Principal Amount(a)	Value
6.25% 5/15/30		$ 1,220,000	$ 1,696,944
U.S. Treasury Notes:
0.625% 5/15/30 to 8/15/30		2,245,000	2,106,126
1.125% 2/15/31		3,408,000	3,326,927
1.50% 2/15/30		2,763,000	2,788,795
1.625% 8/15/29 to 5/15/31		3,845,600	3,920,154
1.75% 11/15/29		73,200	75,350
2.375% 5/15/29		1,194,800	1,279,323
2.625% 2/15/29		1,745,800	1,896,443
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,194,602)	20,015,442

Money Market Fund – 0.1%
		Shares
Fidelity Cash Central Fund, 0.06% (e) (Cost $285,412)		285,355	285,412
TOTAL INVESTMENT IN SECURITIES – 98.9% (Cost $227,099,174)	227,184,788
NET OTHER ASSETS (LIABILITIES) – 1.1%	2,515,367
NET ASSETS – 100.0%	$ 229,700,155

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,794,342 or 18.6% of net assets.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$3,328,989	$17,138,183	$20,181,760	$452	$—	$—	$285,412	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Quarterly Report	9

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
10	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	11